Summary of Option Activity Under Twenty Zero Two ESOP Plan (Detail) (Stock Option Plan 2002, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	17,750
Number of options, Expired	1,250
Number of options Outstanding, Ending Balance	16,500
Number of Options, Exercisable	8,625
Weighted average exercise price Outstanding, Beginning Balance	$ 16.61
Weighted average exercise price, Expired	$ 2.28
Weighted average exercise price Outstanding, Ending Balance	$ 17.69
Weighted average exercise price, Exercisable	$ 13.70
Weighted average remaining contractual term, Outstanding	5 years 7 months 6 days
Weighted average remaining contractual term, Exercisable	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Exercisable